CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (7,070)	$ (3,384)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	3,152	1,982
Amortization of deferred loan costs	616	585
Fair value adjustment of stock warrants	(167)	1,197
Deferred income taxes	267	(48)
Bad debt expense	(24)	(36)
Stock compensation expense	1,767	982
Net gain on sale of assets	(46)	(1)
Changes in assets and liabilities:
Receivables	(8,490)	(4,531)
Inventories	(7,573)	(12,977)
Other current assets	3,161	806
Other assets and liabilities	183	183
Accounts payable	14,868	21,622
Accrued liabilities	9,219	7,380
Net cash provided by operating activities	9,863	13,760
Cash flows from investing activities:
Purchases of property, plant and equipment	(9,124)	(5,304)
Proceeds from sale of property, plant and equipment	60	2
Cash used for acquisitions, net	(5,797)
Net cash used in investing activities	(14,861)	(5,302)
Cash flows from financing activities:
Borrowings under revolving credit facility	25,000
Payments of long-term debt and other loans	(18)	(16)
Exercise of stock options	23	904
Repurchase of common stock	(943)	(1,276)
Net cash provided by (used in) financing activities	24,062	(388)
Net change in cash and cash equivalents	19,064	8,070
Cash and cash equivalents at beginning of period	17,773	54,696
Cash and cash equivalents at end of period	$ 36,837	$ 62,766